Equity - Schedule of Capital (Number of Shares) (Details) - shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	102,683,444	102,683,444
Total shares of paid-up capital, percentage	100.00%	100.00%
Total outstanding shares	63,254,958	63,302,458
Cresud [Member]
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	35,138,225	35,138,225
Total shares of paid-up capital, percentage	34.20%	34.20%
Charles River Capital [Member]
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	9,651,606	9,428,001
Total shares of paid-up capital, percentage	9.40%	9.20%
Elie Horn [Member]
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	6,098,269	6,072,969
Total shares of paid-up capital, percentage	5.90%	5.90%
Kopernik [Member]
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	6,993,800
Total shares of paid-up capital, percentage	6.80%
Officers [Member]
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	1,222,274	1,174,774
Total shares of paid-up capital, percentage	1.20%	1.10%
Treasury [Member]
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	3,067,987	3,067,987
Total shares of paid-up capital, percentage	3.00%	3.00%
Other [Member]
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	40,511,283	47,801,488
Total shares of paid-up capital, percentage	39.50%	46.60%